Expense Example - FidelitySustainableLowDurationBondFund-RetailPRO - FidelitySustainableLowDurationBondFund-RetailPRO - Fidelity Sustainable Low Duration Bond Fund - Fidelity Sustainable Low Duration Bond Fund
Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 26
3 years	90
5 years	162
10 years	$ 374